SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Significant Accounting Policies
Fair value based on the quoted opening share price	$ 11,599
Fair value of the shares	16,802
Marketable securities held in a trust account	4,921
Trade, other payables and warrants	$ 10,127